Updating Summary Prospectus for Existing Investors
May 1, 2026
Protective Dimensions IV Variable Annuity	Protective Life Insurance Company Protective Variable Annuity Separate Account P.O. Box 10648 Birmingham, Alabama 35202‑0648 Telephone: 1‑800‑456‑6330 Fax: 205‑268‑6479 www.protective.com
This Updating Summary Prospectus summarizes key features of the Protective Dimensions IV Variable Annuity Contract (the “Contract”). The Contract is designed for investors who desire to accumulate capital on a tax deferred basis for retirement or other long term investment purposes, is not a short-term investment, and is not appropriate for an investor who needs ready access to cash. You should read this Updating Summary Prospectus carefully, particularly the section titled Important Information You Should Consider About the Contract. The Contract is a complex investment and involves risks, including potential loss of principal. Withdrawals could result in surrender charges, taxes, and tax penalties.
The prospectus for the Protective Dimensions IV Variable Annuity Contract contains more information about the Contract, including its features, benefits, and risks. You can find the Prospectus and other information about the Contract online at www.protective.com/productprospectus. You can also obtain this information at no cost by calling 1-800-456-6330 or by sending an email request to prospectus@protective.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Protective Life Insurance Company’s obligations under the Contract are subject to its financial strength and claims-paying ability.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT	10

SPECIAL TERMS
“We”, “us”, “our”, “Protective Life”, and “Company”  refer to Protective Life Insurance Company. “You”, “your” and “Owner” refer to the person(s) who has been issued a Contract.
Accumulation Unit A unit of measure used to calculate the value of a Sub-Account prior to the Annuity Date.
Administrative Office Protective Life Insurance Company, P.O. Box 10648, Birmingham, Alabama 35202-0648 (for Written Notice sent by U.S. postal service) or Protective Life Insurance Company, 2801 Highway 280 South, Birmingham, Alabama 35223 (for Written Notice sent by a nationally recognized overnight delivery service).
Annual Withdrawal Amount or AWA The maximum amount that may be withdrawn from the Contract under the SecurePay FXi rider each Contract Year after the Benefit Election Date without reducing the Benefit Base.
Annuity Date The date as of which the Annuity Value is applied to an Annuity Option.
Annuity Option The payout option under which the Company makes annuity income payments.
Annuity Value The amount we apply to the Annuity Option you have selected. Generally, this amount is your Contract Value less any applicable fees, charges and premium taxes.
Assumed Investment Return The assumed annual rate of return used to calculate the amount of the variable income payments.
Benefit Election Date The date you choose to start your SecurePay Withdrawals.
Contract  The Protective Dimensions IV Variable Annuity, a flexible premium, deferred, variable and fixed annuity contract.
Contract Anniversary The same month and day as the Issue Date in each subsequent year of the Contract.
Contract Value  Before the Annuity Date, the sum of the Variable Account value and the Guaranteed Account value.
Contract Year Any period of 12 months commencing with the Issue Date or any Contract Anniversary.
Covered Person The person or persons upon whose lives the benefits of the SecurePay FXi rider, as applicable are based. There may not be more than two Covered Persons.
DCA Dollar cost averaging.
DCA Accounts A part of the Guaranteed Account, but separate from the Fixed Account. The DCA Accounts are designed to transfer amounts to the Sub-Accounts of the Variable Account systematically over a designated period.
Death Benefit The amount we pay to the beneficiary if an Owner dies before the Annuity Date.
Due Proof of Death Receipt at our Administrative Office of a certified death certificate or judicial order from a court of competent jurisdiction or similar tribunal.
Fixed Account A part of the Guaranteed Account, but separate from the DCA Accounts. Amounts allocated or transferred to the Fixed Account earn interest from the date the funds are credited to the account.
Fund Any investment portfolio in which a corresponding Sub-Account invests.
Good Order (“good order”) A request or transaction generally is considered in “Good Order” if we receive it in our Administrative Office within the time limits, if any, prescribed in the Prospectus for a particular transaction or instruction, it includes all information necessary for us to execute the requested instruction or transaction, and is signed by the individual or individuals authorized to provide the instruction or engage in the transaction. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the request or transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation we require to affect the instruction or transaction. This information and documentation generally includes, to the extent applicable: the completed application or instruction form; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Options affected by the requested transaction; the signatures of all Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to affect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.
Guaranteed Account The Fixed Account, the DCA Accounts and any other Investment Option we may offer with interest rate guarantees.
Investment Option Any account to which you may allocate Purchase Payments or transfer Contract Value under this Contract. The Investment Options are the Sub-Accounts of the Variable Account and the Guaranteed Account available in this Contract.
Issue Date The date as of which we credit the initial Purchase Payment to the Contract and the date the Contract takes effect.
Maximum Annuity Date The latest date on which you must surrender or annuitize the Contract, currently the oldest Owner’s or Annuitant’s 95th birthday.
Monthly Anniversary Date The same day each month as the Issue Date, or the last day of any month that does not have the same day as the Issue Date.
Owner The person or persons who own the Contract and are entitled to exercise all rights and privileges provided in the Contract.
Prohibited Allocation Instruction An instruction from you to allocate Purchase Payments or Contract Value or to take withdrawals that is not consistent with the Allocation Guidelines and Restrictions required in order to maintain the Protected Lifetime Income Benefits. If we receive a Prohibited Allocation Instruction, we will terminate your Protected Lifetime Income Benefits.
Purchase Payment The amount(s) paid by the Owner and accepted by the Company as consideration for this Contract.
Qualified Contracts Contracts issued in connection with retirement plans that receive favorable tax treatment under Sections 401, 408, 408A or 457 of the Code.
Qualified Plans Retirement plans that receive favorable tax treatment under Sections 401, 408, 408A or 457 of the Code.
Quarterly Anniversary The same month and day as the Contract Issue Date in each calendar quarter prior to the Annuity Date. If any Quarterly Anniversary is not a Valuation Date, we will calculate the quarterly value as of the next Valuation Period. If, however, a Quarterly Anniversary does not occur during a month, then we will calculate that quarterly value as of the prior Valuation Date.
Rate Sheet Prospectus Supplement A periodic supplement to the information contained in the Prospectus which sets forth the current Maximum Withdrawal percentage and Annual Roll-up Percentage under the SecurePay FXi living benefit rider available when you purchase your Contract. See “PROTECTED LIFETIME INCOME BENEFIT (‘SECUREPAY FXi’) — Determining the Amount of Your SecurePay Withdrawals.”
Rider Issue Date The date a SecurePay FXi rider is issued.
Sub-Account A separate division of the Variable Account.
Valuation Date Each day on which the New York Stock Exchange is open for business.
Valuation Period The period which begins at the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central Time) on any Valuation Date and ends at the close of regular trading on the next Valuation Date. A Valuation Period ends earlier if the New York Stock Exchange closes early on certain scheduled days (such as the Friday after Thanksgiving or Christmas Eve) or in case of an emergency.
Variable Account The Protective Variable Annuity Separate Account, a separate investment account of Protective Life.
Written Notice A notice or request submitted in writing in Good Order that we receive at the Administrative Office via U.S. postal service or nationally recognized overnight delivery service. Please note that we use the term “written notice” in lower case to refer to a notice that we may send to you.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this section of the Updating Summary Prospectus is a summary of certain Contract features that have changed since the Prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.
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Templeton Asset Management Ltd. was removed as the sub-adviser for the Templeton Growth VIP Fund.

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Invesco Asset Management Limited was removed as the sub-adviser for the Invesco® V.I. Global Real Estate Fund.

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The Columbia Limited Duration Credit Fund changed its name to the Columbia Select Short Corporate Income Fund.

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The American Funds Insurance Series® - Global Small Capitalization Fund changed its name to the American Funds Insurance Series® – SMALLCAP World Fund®. The American Funds Insurance Series® International Fund changed its name to the American Funds Insurance Series® – EUPAC Fund™.

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The Templeton Developing Markets VIP Fund changed its name to the Templeton Emerging Markets VIP Fund.

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For updated Fund performance and fee information please see “APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT”.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
FEES, EXPENSES, AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you surrender or make a withdrawal from your Contract within seven (7) years following your last Purchase Payment and before the Annuity Date, you will be assessed a surrender charge of up to 7% on the amount of the withdrawal minus the annual free withdrawal amount. The surrender charge percentage is based on the cumulative Purchase Payments as of the date each Purchase Payment is made, and declines to 0% over seven (7) years.
For example, assume you purchased a Contract with a single Purchase Payment of $100,000 and surrender the Contract during the first Contract Year. Your free withdrawal amount is $10,000 (10% x $100,000) and is not subject to a surrender charge. If you were subject to the highest surrender charge percentage, you could be assessed a withdrawal charge of up to $6,300 (7% x $90,000) on the remaining amount of your surrender request. However, because the actual surrender charge percentage will be based on your cumulative Purchase Payments, a lower surrender charge percentage would apply and a lower surrender charge assessed.
For additional information about charges for surrenders and early withdrawals, see “CHARGES AND DEDUCTIONS – Surrender Charge (Contingent Deferred Sales Charge)” in the Prospectus.

Are There Transaction Charges?
Yes. In addition to surrender charges, you may also be assessed a fee for each transfer after the first 12 transfers in a Contract Year. Currently, we do not assess this charge.
For additional information about transaction charges, see “FEE TABLE – Transaction Expenses” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Are There Ongoing Fees and Expenses (annual charges)?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Annual Fee	Minimum	Maximum
Base contract (1)	1.27%	1.27%
Investment options (Fund fees and expenses) (2)	0.34%	2.575%
Optional benefits available for an additional charge
Maximum Anniversary Value Death Benefit Fee (if elected) (3)	0.20%	0.20%
Maximum Quarterly Value Death Benefit Fee (if elected) (3)	0.25%	0.25%
SecurePay FXi rider (4)	1.40%	2.20%

(1)
We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge, the administration charge and the Premium Based Charge for the last fiscal year by the total average net assets attributable to the Contracts for that year. The Premium Based Charge is assessed during the first seven years after each Purchase Payment is made and is based upon the cumulative amount of Purchase Payments. (See “CHARGES AND DEDUCTIONS.”).

(2)
As a percentage of Fund assets.

(3)
As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date.

(4)
As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider.

Because your Contract is customizable, the options and benefits you choose can affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. These estimates assume that you do not take any withdrawals from the Contract, which could add surrender charges, that substantially increase costs.
Lowest Annual Cost: $1,299	Highest Annual Cost: $5,645
Assumes:	Assumes:

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Investment of  $100,000

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5% annual appreciation

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Least expensive combination of Base Contract fee and Fund fees and expenses

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No optional benefits

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No additional Purchase Payments, transfers or withdrawals

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No sales charges

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Investment of  $100,000

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5% annual appreciation

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Most expensive combination of Base Contract fee, optional benefits and Fund fees and expenses

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No additional Purchase Payments, transfers, or withdrawals

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No sales charges

For additional information about annual charges, please see “FEE TABLE” and “CHARGES AND DEDUCTIONS” in the Prospectus.
RISKS
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in this Contract, including loss of principal.
For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

Is this a Short-Term Investment?
No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Although you are permitted to take withdrawals or surrender the Contract, surrender charges and federal and state income taxes may apply.
Surrender charges may apply for up to seven (7) years following your last Purchase Payment. Withdrawals will reduce your Contract Value and death benefit.
The benefits of tax deferral and living benefit protections also mean the Contract is less beneficial to investors with a short time horizon.
For additional information about the investment profile of the Contract, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” “CHARGES AND DEDUCTIONS,” ”FEDERAL TAX MATTERS,” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

What Are the Risks Associated with the Investment Options?
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract.
Each Investment Option (including the Guaranteed Account) has its own unique risks.
You should review the prospectuses for the available Funds and consult with your financial professional before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Guaranteed Account), guarantees, or benefits under the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-456-6330 or writing us at the address shown on the cover page.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS” in the Prospectus.

RESTRICTIONS
Are There Restrictions on theInvestment Options?
Yes. Currently, there is no charge when you transfer Contract Value among Investment Options. However, we reserve the right to charge $25 for each transfer after the first 12 transfers in any Contract Year in the future.
We reserve the right to remove or substitute Funds as Investment Options that are available under the Contract. We also reserve the right to restrict the allocation of additional Purchase Payments and/or transfers of Contract Value to a Fund if we determine the Fund no longer meets one or more of our Fund selection criteria and/or if a Fund has not attracted significant contract owner assets.
For additional information about Investment Options, see “CHARGES AND DEDUCTIONS – Transfer Fee” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS – Selection of Funds – Addition, Deletion or Substitution of Investments” in the Prospectus.

Are there any Restrictions on Contract Benefits?
Yes. If you select a Protected Lifetime Income Benefit rider:
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The Investment Options available to you under the Contract will be limited.

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You may not make additional Purchase Payments two years or more after the Rider Issue Date or on or after the Benefit Election Date, whichever comes first.

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Withdrawals from Contract Value that exceed the Annual Withdrawal Amount under the rider may significantly reduce or eliminate the rider benefits.
We may stop offering an optional benefit rider at any time.
If you purchase an optional death benefit, withdrawals may reduce the benefit by an amount greater than the value withdrawn.
For additional information about the optional benefits, see “PROTECTED LIFETIME INCOME BENEFITS (“SECUREPAY FXI”)” and “DEATH BENEFIT - Selecting a Death Benefit” in the Prospectus.

TAXES
What Are the Contract’s Tax Implications?
You should consult with a qualified tax advisor regarding the federal tax implications of an investment in, payments received under, and other transactions in connection with this Contract.
If you purchase the Contract through a tax-qualified plan or individual retirement arrangement (IRA), you do not get any additional tax deferral. Generally, all earnings on the investments underlying the Contract are tax-deferred until distributed or deemed distributed. A distribution from a non-Qualified Contract, which includes a surrender, withdrawal, payment of a death benefit, or annuity income payments, will generally result in taxable income if there has been an increase in the Contract Value. In the case of a Qualified Contract, a distribution generally will result in taxable income even if there has not been an increase in the Contract Value. In certain circumstances, a 10% additional tax may also apply if the Owner takes a withdrawal before age 59½. All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends.
For additional information about tax implications, see “FEDERAL TAX MATTERS” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
We pay compensation, in the form of commissions, non-cash compensation, and asset-based compensation, to broker-dealers in connection with the promotion and sale of the Contracts. A portion of any payments made to the broker-dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The prospect of receiving, or the receipt of, asset-based compensation may provide broker-dealers and/or their registered representatives with an incentive to recommend initial or continued investment in the Contracts over other variable insurance products (or other investments). You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the Contracts.
For additional information about compensation, see “DISTRIBUTION OF THE CONTRACTS” in the Prospectus.

Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the contract you already own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
For additional information about exchanges, see “TAXATION OF ANNUITIES IN GENERAL – Exchanges of Annuity Contracts” in the Prospectus.

APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 1-800-456-6330 or by sending an email request to prospectus@protective.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
U.S. Equity	AB Variable Products Series Fund, Inc. - Discovery Value Portfolio - Class B - AllianceBernstein L.P.	1.07%	2.64%	8.48%	8.27%
U.S. Equity	AB Variable Products Series Fund, Inc. - Large Cap Growth Portfolio - Class B - AllianceBernstein L.P.	0.90%	12.85%	11.76%	15.88%
U.S. Equity	AB Variable Products Series Fund, Inc. - Relative Value Portfolio - Class B - AllianceBernstein L.P.	0.85%	10.20%	11.15%	10.30%
U.S. Equity	AB Variable Products Series Fund, Inc. - Small Cap Growth Portfolio - Class B - AllianceBernstein L.P.(1)	1.15%	4.45%	-0.69%	10.99%
Taxable Bond	American Funds Insurance Series® American High-Income Trust® - Class 2 - Capital Research and Management Company(1)	0.62%	8.24%	5.60%	6.96%
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 2 - Capital Research and Management Company	0.54%	15.85%	8.97%	9.77%
Allocation	American Funds Insurance Series® Capital Income Builder® - Class 2 - Capital Research and Management Company(1)	0.52%	20.41%	9.08%	7.59%
Taxable Bond	American Funds Insurance Series® Capital World Bond Fund® - Class 2 - Capital Research and Management Company	0.73%	9.39%	-2.50%	1.23%
International Equity	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 2 - Capital Research and Management Company(1)	0.66%	24.80%	10.29%	11.02%
International Equity	American Funds Insurance Series® EUPAC Fund™ - Class 4 - Capital Research and Management Company (1) (formerly, American Funds Insurance Series® International Fund)	0.72%	26.77%	3.40%	7.00%
International Equity	American Funds Insurance Series® Global Growth Fund - Class 2 - Capital Research and Management Company(1)	0.65%	21.62%	8.23%	12.17%
U.S. Equity	American Funds Insurance Series® Growth Fund - Class 2 - Capital Research and Management Company	0.58%	20.24%	13.37%	17.97%
U.S. Equity	American Funds Insurance Series® Growth-Income Fund - Class 2 - Capital Research and Management Company	0.53%	18.06%	13.90%	13.92%
International Equity	American Funds Insurance Series® International Growth and Income Fund - Class 2 - Capital Research and Management Company	0.81%	35.41%	7.69%	7.81%
International Equity	American Funds Insurance Series® New World Fund® - Class 2 - Capital Research and Management Company(1)	0.82%	28.29%	5.33%	9.25%
International Equity	American Funds Insurance Series® SMALLCAP World Fund® - Class 2 - Capital Research and Management Company (1)(formerly, American Funds Insurance Series® Global Small Capitalization Fund)	0.90%	14.64%	0.49%	7.23%

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Taxable Bond	American Funds Insurance Series® The Bond Fund of America® - Class 2 - Capital Research and Management Company(1)	0.47%	7.26%	-0.14%	2.36%
Taxable Bond	American Funds Insurance Series® U.S. Government Securities Fund® - Class 2 - Capital Research and Management Company(1)	0.50%	7.75%	-0.23%	1.70%
U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 2(1)	0.50%	17.21%	13.89%	12.36%
Allocation	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III(1)	0.58%	15.37%	7.05%	8.45%
Allocation	BlackRock Global Allocation V.I. Fund - Class III(1)	1.01%	19.42%	5.51%	7.33%
International Equity	BlackRock International V.I. Fund - Class I(1)	0.86%	15.53%	2.49%	6.43%
U.S. Equity	ClearBridge Variable Mid Cap Portfolio - Class II - Franklin Templeton Fund Adviser, LLC	1.07%	4.08%	4.23%	7.24%
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class II - Franklin Templeton Fund Adviser, LLC	1.06%	8.97%	-0.42%	9.11%
Allocation	Columbia Variable Portfolio - Balanced Fund - Class 2	1.00%	13.75%	8.45%	9.48%
Taxable Bond	Columbia Variable Portfolio - Emerging Markets Bond Fund - Class 2(1)	1.00%	12.65%	1.47%	4.03%
U.S. Equity	Columbia Variable Portfolio - Select Mid Cap Value Fund - Class 2(1)	1.07%	13.87%	10.90%	10.17%
Taxable Bond	Columbia Variable Portfolio - Select Short Corporate Income Fund - Class 2(1) (formerly, Columbia Variable Portfolio - Limited Duration Credit Fund)	0.66%	6.00%	1.90%	2.94%
Taxable Bond	Columbia Variable Portfolio - Strategic Income Fund - Class 2(1)	0.94%	6.88%	1.87%	3.99%
Allocation	Fidelity® VIP Asset Manager 50% Portfolio - Initial Class - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited(1)	0.76%	14.72%	5.41%	6.87%
Allocation	Fidelity® VIP Asset Manager 70% Portfolio - Service Class 2 - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited(1)	0.86%	17.96%	7.37%	8.59%
Allocation	Fidelity® VIP Balanced Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.66%	14.96%	9.24%	10.84%
Taxable Bond	Fidelity® VIP Bond Index Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.39%	6.67%	-0.81%	—
U.S. Equity	Fidelity® VIP Contrafund® Portfolio - Service Class 2 - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.79%	21.24%	15.08%	15.49%
Sector Equity	Fidelity® VIP Energy Portfolio - Service Class 2 - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.85%	10.34%	23.86%	7.69%
U.S. Equity	Fidelity® VIP Extended Market Index Portfolio - Service Class 2 - Geode Capital Management, LLC	0.37%	12.03%	7.75%	—
Allocation	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2(1)	0.78%	15.51%	6.52%	8.03%

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Allocation	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2(1)	0.83%	19.26%	8.93%	10.34%
Sector Equity	Fidelity® VIP Health Care Portfolio - Service Class 2 - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.84%	14.10%	3.92%	—
U.S. Equity	Fidelity® VIP Index 500 Portfolio - Service Class 2 - Geode Capital Management, LLC	0.34%	17.48%	14.03%	14.42%
International Equity	Fidelity® VIP International Index Portfolio - Service Class 2 - Geode Capital Management, LLC	0.41%	32.82%	7.76%	—
Taxable Bond	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2 - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.62%	6.93%	-0.21%	2.45%
U.S. Equity	Fidelity® VIP Mid Cap Portfolio - Service Class 2 - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.80%	11.49%	9.83%	10.31%
Sector Equity	Fidelity® VIP Technology Portfolio - Initial Class - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.56%	23.36%	16.83%	23.76%
U.S. Equity	Fidelity® VIP Total Market Index Portfolio - Service Class 2 - Geode Capital Management, LLC	0.36%	16.86%	12.86%	—
Sector Equity	Fidelity® VIP Utilities Portfolio - Initial Class - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.60%	14.11%	12.52%	12.51%
U.S. Equity	Fidelity® VIP Value Strategies Portfolio - Service Class 2 - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.84%	7.70%	11.87%	10.54%
U.S. Equity	Franklin DynaTech VIP Fund - Class 2	0.88%	18.13%	9.09%	14.08%
Allocation	Franklin Income VIP Fund - Class 2	0.72%	12.56%	7.66%	7.30%
International Equity	Franklin Mutual Global Discovery VIP Fund - Class 2(2)	1.16%	23.34%	12.00%	8.52%
Allocation	Franklin Mutual Shares VIP Fund - Class 2(2)	0.94%	11.52%	9.20%	7.53%
U.S. Equity	Franklin Rising Dividends VIP Fund - Class 2	0.89%	11.80%	9.50%	12.10%
U.S. Equity	Franklin Small Cap Value VIP Fund - Class 2(1)	0.91%	7.65%	8.86%	9.81%
U.S. Equity	Franklin Small-Mid Cap Growth VIP Fund - Class 2	1.09%	2.52%	1.03%	9.89%
Taxable Bond	Franklin Strategic Income VIP Fund - Class 2(1)(2)	1.07%	7.24%	1.92%	3.10%
Taxable Bond	Franklin U.S. Government Securities VIP Fund - Class 2(2)	0.79%	6.69%	0.02%	1.14%
Taxable Bond	Goldman Sachs VIT Core Fixed Income Fund - Service Class(1)	0.67%	7.32%	-0.81%	1.86%
International Equity	Goldman Sachs VIT International Equity Insights Fund - Service Class(1)(2)	1.06%	38.15%	10.80%	7.96%
U.S. Equity	Goldman Sachs VIT Mid Cap Growth Fund - Service Class(1)	0.98%	7.36%	4.67%	11.58%
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund - Service Class(1)(2)	1.06%	9.13%	9.77%	9.75%
U.S. Equity	Goldman Sachs VIT Strategic Growth Fund - Service Class(1)	0.95%	17.58%	12.47%	16.13%
U.S. Equity	Invesco® V.I. American Value Fund - Series II(2)	1.14%	20.76%	17.56%	12.01%

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
U.S. Equity	Invesco® V.I. Comstock Fund - Series II(2)	1.00%	17.14%	15.14%	11.67%
U.S. Equity	Invesco® V.I. Discovery Large Cap Fund - Series II(1)(2)	1.05%	12.53%	11.41%	13.94%
U.S. Equity	Invesco® V.I. Discovery Mid Cap Growth Fund - Series II	1.11%	4.53%	3.64%	11.10%
Allocation	Invesco® V.I. Equity and Income Fund - Series II	0.82%	12.52%	8.68%	8.64%
International Equity	Invesco® V.I. EQV International Equity Fund - Series II(2)	1.15%	16.23%	3.42%	5.95%
International Equity	Invesco® V.I. Global Fund - Series II	1.06%	15.02%	7.01%	10.72%
Sector Equity	Invesco® V.I. Global Real Estate Fund - Series II	1.27%	7.61%	1.49%	2.18%
Taxable Bond	Invesco® V.I. Global Strategic Income Fund - Series II(1)(2)	1.20%	12.75%	1.39%	2.76%
Taxable Bond	Invesco® V.I. Government Securities Fund - Series II	0.95%	6.95%	-0.22%	1.34%
U.S. Equity	Invesco® V.I. Growth and Income Fund - Series II(2)	1.00%	15.30%	12.56%	10.46%
U.S. Equity	Invesco® V.I. Main Street Fund® - Series II(1)(2)	1.05%	15.64%	12.19%	12.25%
U.S. Equity	Invesco® V.I. Main Street Small Cap Fund® - Series II	1.09%	8.44%	8.07%	10.31%
U.S. Equity	Invesco® V.I. Small Cap Equity Fund - Series II	1.21%	7.83%	7.06%	9.28%
Money Market	Invesco® V.I. U.S. Government Money Portfolio - Series I	0.67%	3.64%	2.80%	1.76%
Taxable Bond	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC	0.98%	8.33%	2.10%	4.72%
U.S. Equity	Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC(1)	0.99%	15.98%	12.34%	13.06%
U.S. Equity	Lord Abbett Series Fund - Fundamental Equity Portfolio - Class VC(1)(2)	1.08%	14.29%	11.36%	9.75%
U.S. Equity	Lord Abbett Series Fund - Growth Opportunities Portfolio - Class VC	1.15%	12.94%	3.23%	10.41%
U.S. Equity	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC(2)	1.15%	7.05%	10.16%	7.98%
Taxable Bond	Lord Abbett Series Fund - Short Duration Income Portfolio - Class VC(1)	0.72%	5.90%	2.25%	2.62%
Allocation	PIMCO VIT All Asset Portfolio - Advisor Class - Pacific Investment Management Company LLC -Research Affiliates LLC(1)(2)	2.225%	14.19%	5.49%	6.67%
Taxable Bond	PIMCO VIT Long-Term U.S. Government Portfolio - Advisor Class - Pacific Investment Management Company LLC(2)	2.575%	6.04%	-6.91%	-0.09%
Taxable Bond	PIMCO VIT Low Duration Portfolio - Advisor Class - Pacific Investment Management Company LLC	0.76%	5.42%	1.47%	1.69%
Taxable Bond	PIMCO VIT Real Return Portfolio - Advisor Class - Pacific Investment Management Company LLC	1.49%	7.74%	1.11%	3.11%
Taxable Bond	PIMCO VIT Short-Term Portfolio - Advisor Class - Pacific Investment Management Company LLC	0.75%	4.57%	3.14%	2.65%
Taxable Bond	PIMCO VIT Total Return Portfolio - Advisor Class - Pacific Investment Management Company LLC	0.83%	8.78%	-0.08%	2.26%
Allocation	Protective Life Dynamic Allocation Series - Conservative Portfolio - Janus Henderson Investors US LLC (1)(3)	0.90%	11.17%	3.76%	—
Allocation	Protective Life Dynamic Allocation Series - Growth Portfolio - Janus Henderson Investors US LLC (1)	0.90%	16.01%	8.77%	—
Allocation	Protective Life Dynamic Allocation Series - Moderate Portfolio - Janus Henderson Investors US LLC (1)(3)	0.90%	12.70%	5.28%	—
U.S. Equity	Royce Capital Small-Cap Portfolio - Service Class(2)	1.44%	8.73%	10.40%	7.63%
U.S. Equity	T. Rowe Price® All-Cap Opportunities Portfolio(1)	0.80%	16.30%	12.22%	16.93%
U.S. Equity	T. Rowe Price® Blue Chip Growth Portfolio - II Class	1.00%	18.43%	11.41%	15.25%

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Sector Equity	T. Rowe Price® Health Sciences Portfolio - II Class	1.11%	17.80%	3.86%	8.70%
Allocation	T. Rowe Price® Moderate Allocation Portfolio(1)	0.85%	14.50%	5.50%	7.84%
International Equity	Templeton Emerging Markets VIP Fund - Class 1 (formerly, Templeton Developing Markets VIP Fund)	1.37%	46.27%	5.46%	10.40%
International Equity	Templeton Foreign VIP Fund - Class 2(1)(2)	1.08%	29.19%	8.25%	5.75%
Taxable Bond	Templeton Global Bond VIP Fund - Class 2 - Franklin Advisers, Inc.(1)(2)	0.75%	15.73%	-0.96%	-0.15%
International Equity	Templeton Growth VIP Fund - Class 2(1)(2)	1.12%	23.83%	7.95	7.04

(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

(2)
The Sub-Accounts that invest in these Funds are not available to Contracts purchased on or after December 13, 2021.

(3)
If you have purchased the SecurePay FXi rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. These Funds are permissible investment options under the Allocation Guidelines and Restrictions. However, the apportionment of Purchase Payments and Contract Value among the Funds must conform to one of the prescribed options set forth in the Allocation Guidelines and Restrictions. See “ALLOCATION GUIDELINES AND RESTRICTIONS” in the Prospectus.

This Updating Summary Prospectus incorporates by reference the Protective Dimensions IV Variable Annuity Contract’s Prospectus and Statement of Additional Information (SAI), dated May 1, 2026, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the Prospectus.
EDGAR Contract Identifier: C000215539